                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 3/31/2016 (Unaudited)

 Shares

 Floating

 Rate (b)

 (unaudited)

 Value

 COMMON STOCKS - 98.8%

 Energy - 5.7%

 Oil & Gas Equipment & Services - 1.8%

 354,160

 Schlumberger, Ltd.

 $

 26,119,300

 Integrated Oil & Gas - 3.1%

 486,275

 Chevron Corp.

 $

 46,390,635

 Oil & Gas Exploration & Production - 0.8%

 528,418

 Cabot Oil & Gas Corp.

 $

 12,000,373

 Total Energy

 $

 84,510,308

 Materials - 2.7%

 Commodity Chemicals - 1.5%

 259,070

 LyondellBasell Industries NV

 $

 22,171,211

 Specialty Chemicals - 1.2%

 158,573

 Ecolab, Inc.

 $

 17,684,061

 Total Materials

 $

 39,855,272

 Capital Goods - 7.8%

 Aerospace & Defense - 3.0%

 365,543

 Raytheon Co.

 $

 44,826,538

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 131,779

 WABCO Holdings, Inc. *

 $

 14,089,811

 Industrial Machinery - 3.8%

 319,379

 Illinois Tool Works, Inc.

 $

 32,717,185

 373,985

 Ingersoll-Rand Plc

 23,190,810

 $

 55,907,995

 Total Capital Goods

 $

 114,824,344

 Transportation - 4.7%

 Air Freight & Logistics - 3.0%

 422,508

 United Parcel Service, Inc. (Class B)

 $

 44,561,919

 Airlines - 1.7%

 613,124

 American Airlines Group, Inc.

 $

 25,144,215

 Total Transportation

 $

 69,706,134

 Consumer Services - 1.5%

 Restaurants - 1.5%

 359,858

 Starbucks Corp.

 $

 21,483,523

 Total Consumer Services

 $

 21,483,523

 Media - 2.4%

 Movies & Entertainment - 2.4%

 485,643

 Time Warner, Inc.

 $

 35,233,400

 Total Media

 $

 35,233,400

 Retailing - 7.1%

 Home Improvement Retail - 4.0%

 443,436

 The Home Depot, Inc.

 $

 59,167,665

 Automotive Retail - 3.1%

 141,257

 Advance Auto Parts, Inc.

 $

 22,649,147

 86,550

 O'Reilly Automotive, Inc. *

 23,685,273

 $

 46,334,420

 Total Retailing

 $

 105,502,085

 Food & Staples Retailing - 0.7%

 Food Retail - 0.7%

 341,167

 Whole Foods Market, Inc.

 $

 10,613,705

 Total Food & Staples Retailing

 $

 10,613,705

 Food, Beverage & Tobacco - 6.1%

 Brewers - 2.7%

 416,493

 Molson Coors Brewing Co. (Class B)

 $

 40,058,297

 Packaged Foods & Meats - 2.2%

 346,338

 The Hershey Co.

 $

 31,894,266

 Tobacco - 1.2%

 347,091

 Reynolds American, Inc.

 $

 17,462,148

 Total Food, Beverage & Tobacco

 $

 89,414,711

 Household & Personal Products - 2.2%

 Household Products - 2.2%

 246,738

 Kimberly-Clark Corp.

 $

 33,188,728

 Total Household & Personal Products

 $

 33,188,728

 Health Care Equipment & Services - 6.3%

 Health Care Equipment - 1.2%

 240,639

 Medtronic PLC

 $

 18,047,925

 Health Care Distributors - 2.1%

 378,429

 Cardinal Health, Inc.

 $

 31,012,257

 Managed Health Care - 3.0%

 141,762

 Aetna, Inc.

 $

 15,926,961

 151,366

 Humana, Inc.

 27,692,410

 $

 43,619,371

 Total Health Care Equipment & Services

 $

 92,679,553

 Pharmaceuticals, Biotechnology & Life Sciences - 7.8%

 Biotechnology - 2.9%

 121,362

 Alder Biopharmaceuticals, Inc.

 $

 2,972,155

 145,089

 Celgene Corp. *

 14,521,958

 194,607

 Gilead Sciences, Inc. *

 17,876,599

 92,862

 Vertex Pharmaceuticals, Inc. *

 7,381,600

 $

 42,752,312

 Pharmaceuticals - 4.9%

 667,866

 Johnson & Johnson

 $

 72,263,101

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 115,015,413

 Banks - 4.2%

 Diversified Banks - 4.2%

 1,049,727

 JPMorgan Chase & Co.

 $

 62,164,833

 Total Banks

 $

 62,164,833

 Diversified Financials - 4.7%

 Specialized Finance - 1.6%

 102,555

 Intercontinental Exchange, Inc.

 $

 24,114,783

 Consumer Finance - 2.1%

 1,089,016

 Synchrony Financial

 $

 31,211,199

 Investment Banking & Brokerage - 1.0%

 369,732

 Lazard, Ltd.

 $

 14,345,602

 Total Diversified Financials

 $

 69,671,584

 Insurance - 3.6%

 Multi-line Insurance - 1.8%

 570,074

 The Hartford Financial Services Group, Inc.

 $

 26,269,010

 Property & Casualty Insurance - 1.8%

 749,944

 XL Group Plc

 $

 27,597,939

 Total Insurance

 $

 53,866,949

 Software & Services - 14.0%

 Internet Software & Services - 5.8%

 46,999

 Alphabet, Inc. (Class A)

 $

 35,855,537

 38,189

 Alphabet, Inc. (Class C)

 28,448,896

 899,534

 eBay, Inc. *

 21,462,881

 $

 85,767,314

 IT Consulting & Other Services - 1.1%

 247,101

 Cognizant Technology Solutions Corp. *

 $

 15,493,233

 Data Processing & Outsourced Services - 2.4%

 445,176

 PayPal Holdings, Inc.

 $

 17,183,794

 240,014

 Visa, Inc.

 18,356,271

 $

 35,540,065

 Systems Software - 4.7%

 1,261,594

 Microsoft Corp.

 $

 69,677,837

 Total Software & Services

 $

 206,478,449

 Technology Hardware & Equipment - 6.9%

 Communications Equipment - 1.6%

 837,680

 Cisco Systems, Inc.

 $

 23,848,750

 Computer Storage & Peripherals - 5.3%

 710,616

 Apple, Inc.

 $

 77,450,035

 Total Technology Hardware & Equipment

 $

 101,298,785

 Semiconductors & Semiconductor Equipment - 2.7%

 Semiconductors - 2.7%

 816,272

 Micron Technology, Inc. *

 $

 8,546,368

 1,203,466

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 31,530,809

 $

 40,077,177

 Total Semiconductors & Semiconductor Equipment

 $

 40,077,177

 Telecommunication Services - 4.0%

 Integrated Telecommunication Services - 4.0%

 1,095,830

 Verizon Communications, Inc.

 $

 59,262,486

 Total Telecommunication Services

 $

 59,262,486

 Utilities - 3.7%

 Electric Utilities - 1.1%

 254,285

 American Electric Power Co., Inc.

 $

 16,884,524

 Multi-Utilities - 2.6%

 805,372

 Public Service Enterprise Group, Inc.

 $

 37,965,236

 Total Utilities

 $

 54,849,760

 TOTAL COMMON STOCKS

 (Cost $1,337,794,123)

 $

 1,459,697,199

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 (Cost $1,337,794,123) (a)

 $

 1,459,697,199

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 18,077,593

 TOTAL NET ASSETS - 100.0%

 $

 1,477,774,792

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,339,659,874 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              143,737,698

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

               (23,700,373)

 Net unrealized appreciation

 $

              120,037,325

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,459,697,199

$
-

$
-

$
1,459,697,199

 Total

$
1,459,697,199

$
-

$
-

$
1,459,697,199

 During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 27, 2016 * Print the name and title of each signing officer under his or her signature.